[LOGO OF FIDELITY INVESTMENTS]




                                                                Lincoln National
                                                        Equity-Income Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 2001

Lincoln National Equity-Income Fund, Inc.

Index

         Commentary

         Statement of Net Assets

         Statement of Operations

         Statements of Changes in Net Assets

         Financial Highlights

         Notes to Financial Statements

Lincoln National Equity-Income Fund, Inc.

Managed by:

[LOGO OF FIDELITY INVESTMENTS]

The Lincoln National Equity-Income Fund returned -3.9% ended June 30, 2001, versus the Russell 1000 Value Index* and S&P 500 Index** which returned -1.3% and -6.7% respectively for the period.

The broad market environment was highly volatile owing to sharp deceleration in domestic economic growth and pressure on overall corporate profits. Business spending cutbacks hurt technology and telecom stocks the most, but aggressive monetary easing by the Federal Reserve combined with the passage of a federal tax cut plan led to a market rebound in the second quarter as investors looked beyond the near-term gloom. The income and value-oriented fund benefited from strong performances of recently emphasized industrials and materials stocks with leverage to an anticipated economic upturn as well as from rallies in good-quality information technology stocks that had fallen into our valuation range. However, fund performance was hampered by an underweight position and lagging returns in otherwise strong financials. Although we reduced our exposure to this large sector, a difficult capital market environment drove trading volumes lower and hurt our holdings with market-sensitive revenues. In addition, the fund lost ground to the index due to an underweight position in spread based banks, which rallied sharply due to aggressive Fed easing. Also detracting from results was the security selection in the health stocks, isolated in pharmaceutical stocks that struggled due to fears surrounding patent expirations and FDA regulatory oversight. At midyear, the fund was positioned to benefit from recoveries in an increased number of beaten down stocks, and we continued to closely monitor consumer spending which has been resilient.


Stephen DuFour




* Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.





                              Equity-Income Fund 1

Lincoln National
Equity-Income Fund, Inc.

Statement of Net Assets
June 30, 2001 (Unaudited)

Investments:
                                               Number           Market
Common Stock - 93.6%                           of Shares        Value
--------------------------------------------------------------------------------
Aerospace & Defense-0.5%
--------------------------------------------------------------------------------
  Lockheed Martin                               108,900         $    4,034,745
--------------------------------------------------------------------------------

Automobiles & Automotive Parts - 3.5%
--------------------------------------------------------------------------------
  Borg Warner Automotive                          2,600                129,012
  Dana                                           89,600              2,091,264
  Delphi Automotive Systems                     180,200              2,870,586
  Ford Motor                                     89,200              2,189,860
  General Motors                                 43,400              2,792,790
  Genuine Parts                                  53,600              1,688,400
  ITT Industries                                  5,800                256,650
 +Monaco Coach                                    4,900                162,680
 +Navistar International                        371,300             10,444,669
  Paccar                                         24,600              1,264,932
  Snap-on                                        16,321                394,315
 +SPX                                            10,700              1,339,426
  Superior Industries International              10,600                405,980
  TRW                                            60,600              2,484,600
  Visteon                                         2,800                 51,464
  Winnebago Industries                           25,500                784,125
--------------------------------------------------------------------------------
                                                                    29,350,753
Banking - 16.8%
--------------------------------------------------------------------------------
  Associated Banc-Corp                           24,000                863,760
  Bank of New York                               58,200              2,793,600
  Bank One                                       16,130                577,454
  Banknorth                                      29,300                663,645
  BB&T                                           16,500                605,550
  Charter One Financial                          28,100                896,390
  Citigroup                                     352,766             18,640,155
  City National                                  46,900              2,077,201
  Comerica                                       13,500                777,600
  Commerce Bancorp/NJ                             9,800                686,980
  Commerical Federal                             26,600                614,460
  Fifth Third Bancorp                            18,700              1,122,935
  First Tennessee National                       57,900              2,009,709
  First Union                                   164,400              5,744,136
  Fleet Boston Financial                        303,200             11,961,240
  Hibernia Class A                               19,200                341,760
  J.P. Morgan Chase                             160,800              7,171,680
  Mellon Financial                              662,800             30,488,801
  North Fork Bancorporation                      83,200              2,579,200
  Pacific Century Financial Hawaii               63,300              1,632,507
  PNC Financial Group                           461,800             30,381,822
  Popular                                        31,800              1,047,492
  SouthTrust                                    173,600              4,513,600
  Synovus Financial                              43,600              1,368,168
  Trustmark                                       8,000                162,560
  U.S. Bancorp                                  191,900              4,373,401
  Union Planters                                 50,600              2,206,160
  Washington Mutual                              32,050              1,203,478
  Wells Fargo                                    72,200              3,352,246
  Zions Bancorporation                           10,800                637,200
--------------------------------------------------------------------------------
                                                                   141,494,890
Buildings & Materials - 0.8%
--------------------------------------------------------------------------------
  Clayton Homes                                  53,600                842,592
  D.R. Horton                                    20,700                469,890
  Masco                                         206,100              5,144,256
--------------------------------------------------------------------------------
                                                                     6,456,738
Business Services - 0.6%
--------------------------------------------------------------------------------
 +Cendant                                       241,500              4,709,250
--------------------------------------------------------------------------------

Cable, Media & Publishing - 5.9%
--------------------------------------------------------------------------------
 +AT&T- Liberty Media Class A                   897,400             15,695,526
  Belo A.H.                                      11,300                212,892
 +Comcast Special Class A                        59,100              2,564,940

                                               Number             Market
Cable, Media & Publishing (Con't)              of Shares          Value
--------------------------------------------------------------------------------
  Dow Jones                                      25,900           $  1,546,489
  E.W. Scripps                                   43,000              2,967,000
  Gannett                                       111,100              7,321,490
  InterPublic Group                              67,600              1,984,060
  McGraw-Hill                                    15,600              1,031,940
  New York Times                                 99,800              4,191,600
  The News ADR                                  202,100              7,508,015
  Tribune                                       117,500              4,701,175
--------------------------------------------------------------------------------
                                                                    49,725,127
Chemicals - 3.8%
--------------------------------------------------------------------------------
  Air Products & Chemicals                       59,500              2,722,125
  Avery Dennison                                 80,600              4,114,630
  Cabot                                           6,700                241,334
 +Cytec Industries                                4,500                171,000
  Dow Chemical                                   99,800              3,318,350
  DuPont (E.I.) deNemours                       287,100             13,849,704
  Englehard                                      49,900              1,286,921
  Georgia Gulf                                    1,300                 20,150
  Lubrizol                                       32,000                993,600
  Lyondell Chemical                              12,100                186,098
  Praxair                                        57,500              2,702,500
  Rohm & Haas                                    58,300              1,918,070
  Valspar                                        20,500                727,750
--------------------------------------------------------------------------------
                                                                    32,252,232
Computers & Technology - 1.4%
--------------------------------------------------------------------------------
 +Cisco Systems                                 112,700              2,051,140
 +Dell Computer                                 110,700              2,872,665
 +EMC                                            21,500                624,575
 +Oracle                                         13,700                260,300
  Pitney Bowes                                   69,300              2,918,916
 +Solectron                                      19,700                360,510
 +Sun Microsystems                              192,900              3,032,388
--------------------------------------------------------------------------------
                                                                    12,120,494
Consumer Products - 2.3%
--------------------------------------------------------------------------------
  Avon Products                                  28,100              1,300,468
  Colgate-Palmolive                              22,100              1,303,679
  Corning                                       159,900              2,671,929
  Ecolab                                         46,500              1,905,105
  Fortune Brands                                 63,600              2,439,696
  Gillette                                      264,300              7,662,057
  Whirlpool                                      38,900              2,431,250
--------------------------------------------------------------------------------
                                                                    19,714,184
Electronics & Electrical Equipment - 4.5%
--------------------------------------------------------------------------------
 +Agilent Technologies                           29,500                958,750
 +Altera                                         55,000              1,595,000
 +Amphenol Class A                                1,900                 76,095
 +Analog Devices                                 54,000              2,335,500
 +Atmel                                          86,000              1,160,140
  Avnet                                          33,800                757,796
 +Cypress Semiconductor                          95,400              2,275,290
  Emerson Electric                               40,200              2,432,100
 +Integrated Device Technology                   51,100              1,619,359
  Intel                                          82,400              2,410,200
 +JDS Uniphase                                   78,100                995,775
 +Micron Technology                              32,700              1,343,970
  Molex                                           2,300                 68,586
 +National Semiconductor                        112,000              3,261,440
  PerkinElmer                                    21,000                578,130
 +Power-One                                      11,200                186,368
 +SCI Systems                                   302,000              7,701,000
 +Teradyne                                        5,800                191,980
  Texas Instruments                              63,500              2,000,250
  Textron                                        79,700              4,386,688
  Utilicorp United                                9,100                279,461
 +Xilinx                                         28,400              1,171,216
--------------------------------------------------------------------------------
                                                                    37,785,094
Energy - 8.7%
--------------------------------------------------------------------------------
  Amerada Hess                                    4,400                355,520
  Chevron                                       130,100             11,774,050
  Conoco Class B                                106,400              3,074,960
  Energen                                        18,100                499,560
  Exxon-Mobil                                   519,800             45,404,530

                              Equity-Income Fund 2

                                               Number             Market
Energy (Con't)                                 of Shares          Value
--------------------------------------------------------------------------------
  Occidental Petroleum                           78,400           $  2,084,656
  Schlumberger Limited                          187,100              9,850,815
--------------------------------------------------------------------------------
                                                                    73,044,091
Finance - 9.5%
--------------------------------------------------------------------------------
  Charles Schwab                              1,508,050             23,073,165
 +Fannie Mae                                    172,400             14,679,860
  Goldman Sachs Group                            67,100              5,757,180
  Lehman Brothers Holdings                       87,600              6,810,900
  Merrill Lynch                                 136,000              8,058,000
  Morgan Stanley Dean Witter                    320,800             20,604,984
  Stilwell Financial                              7,600                255,056
  T Rowe Price Group                             10,700                400,073
--------------------------------------------------------------------------------
                                                                    79,639,218
Food, Beverage & Tobacco - 3.8%
--------------------------------------------------------------------------------
  Anheuser Busch                                 36,000              1,483,200
  Coca Cola                                     287,200             12,924,000
 +Kraft Foods Class A                            57,500              1,782,500
  McCormick and Company                          28,000              1,176,560
  Philip Morris                                 264,100             13,403,075
  Wrigley (Wm.) Jr.                              25,400              1,189,990
--------------------------------------------------------------------------------
                                                                    31,959,325
Healthcare & Pharmaceuticals - 4.5%
--------------------------------------------------------------------------------
  American Home Products                         46,700              2,729,148
  Baxter International                           49,400              2,420,600
  Becton Dickinson                               97,000              3,471,630
  Bristol-Myers Squibb                          207,800             10,867,940
  Eli Lilly                                      28,400              2,101,600
 +Guidant                                        69,800              2,512,800
  Johnson & Johnson                              77,700              3,885,000
  Merck                                         150,000              9,586,500
  Owens & Minor                                   5,600                106,400
 +Serologicals                                    7,900                168,586
--------------------------------------------------------------------------------
                                                                    37,850,204
Industrial Machinery - 3.7%
--------------------------------------------------------------------------------
 +American Standard                              56,500              3,395,650
  Baldor Electric                                 4,900                104,713
  Black & Decker                                109,930              4,337,838
  Caterpillar                                    67,400              3,373,370
  Crane                                          41,100              1,274,100
  Deere                                          81,500              3,084,775
  Dover                                           9,200                346,380
  Eaton                                          63,500              4,451,350
 +Flowserve                                      20,800                639,600
  Grainger (W.W.)                                 3,500                144,060
  Ingersoll-Rand                                 83,600              3,444,320
 +Kulicke & Soffa Industries                     26,300                451,308
 +Lam Research                                      800                 23,720
  Milacron                                        2,800                 43,876
  Pall                                           56,700              1,334,151
  Parker Hannifin                                34,900              1,481,156
  Pentair                                        23,200                784,160
  Stanley Works                                  20,700                866,709
  Toro                                           10,000                449,500
  York International                             23,800                833,476
--------------------------------------------------------------------------------
                                                                    30,864,212
Insurance - 1.4%
--------------------------------------------------------------------------------
  Allstate                                       67,900              2,986,921
  American International Group                   70,855              6,093,530
 +Conseco                                       141,600              1,932,840
 +Phoenix                                        21,600                401,760
  UnumProvident                                  14,800                475,376
--------------------------------------------------------------------------------
                                                                    11,890,427
Leisure, Lodging & Entertainment - 2.6%
--------------------------------------------------------------------------------
 +Brinker International                          16,800                434,280
  Hasbro                                          6,000                 86,700
  Hilton Hotels                                  32,500                377,000
  Marriott International Class A                 50,800              2,404,872
  Mattel                                        142,300              2,692,316
  McDonald's                                    294,100              7,958,346
 +MGM Grand                                      57,100              1,710,716
  Tyco International                             53,800              2,932,100
  Walt Disney                                   125,800              3,634,362
--------------------------------------------------------------------------------
                                                                    22,230,692

                                               Number             Market
Metals & Mining - 2.8%                         of Shares          Value
--------------------------------------------------------------------------------
  Alcoa                                         196,500           $  7,742,100
  Allegheny Technologies                         25,700                464,913
  Hubbell Class B                                29,100                843,900
  Illinois Tool Works                            71,900              4,551,270
  Newmont Mining                                250,800              4,667,388
  Nucor                                          16,600                811,574
  Phelps Dodge                                   57,800              2,398,700
  Quanex                                          5,000                129,500
  Vulcan Materials                               31,200              1,677,000
--------------------------------------------------------------------------------
                                                                    23,286,345
Miscellaneous - 0.1%
--------------------------------------------------------------------------------
 +Thermo Electron                                29,300                645,186
 +United Rentals                                  1,900                 49,305
--------------------------------------------------------------------------------
                                                                       694,491
Packaging & Containers - 0.2%
--------------------------------------------------------------------------------
  Ball                                            9,600                456,576
  Bemis                                          17,800                715,026
 +Packaging Corporation of America               24,000                372,720
  Sonoco Products                                 7,700                191,576
--------------------------------------------------------------------------------
                                                                     1,735,898
Paper & Forest Products - 1.8%
--------------------------------------------------------------------------------
  Boise Cascade                                  10,900                383,353
  Kimberly-Clark                                208,200             11,638,380
  Wausau-Mosinee Paper                           35,700                460,173
  Westvaco                                       20,600                500,374
  Weyerhaeuser                                   36,500              2,006,405
--------------------------------------------------------------------------------
                                                                    14,988,685
Office / Industrial REITs - 1.1%
--------------------------------------------------------------------------------
  Duke Realty                                    24,500                608,825
  Equity Office Properties Trust                213,600              6,756,168
  Equity Residential Properties                  36,600              2,069,730
--------------------------------------------------------------------------------
                                                                     9,434,723
Retail - 2.4%
--------------------------------------------------------------------------------
  Circuit City Stores                             5,600                100,800
 +Costco Wholesale                               65,600              2,694,848
  Family Dollar Stores                           23,000                589,490
 +Federated Department Stores                    18,500                786,250
  Gap                                           208,700              6,052,300
  Home Depot                                     23,700              1,103,235
  May Department Stores                          45,200              1,548,552
  Pier 1 Imports                                 88,900              1,022,350
  Sears Roebuck                                  22,800                964,668
  Target                                         43,800              1,515,480
  TJX                                            48,900              1,558,443
  Wal-Mart Stores                                50,800              2,479,040
--------------------------------------------------------------------------------
                                                                    20,415,456
Telecommunications - 6.0%
--------------------------------------------------------------------------------
  Alltel                                         29,900              1,831,674
  BellSouth                                   1,068,600             43,032,522
  Motorola                                      233,800              3,871,728
 +NTL                                            38,500                463,925
  Sprint                                         69,000              1,473,840
 +Tellabs                                        13,700                264,136
--------------------------------------------------------------------------------
                                                                    50,937,825
Textiles, Apparel & Furniture - 0.5%
--------------------------------------------------------------------------------
 +Albany International                           50,300                950,670
 +Coach                                           9,200                350,060
 +Jones Apparel Group                            26,400              1,140,480
 +Lear                                           28,300                987,670
  Leggett & Platt                                23,800                524,314
 +Tommy Hilfiger                                 21,900                306,600
--------------------------------------------------------------------------------
                                                                     4,259,794
Transportation & Shipping - 2.8%
--------------------------------------------------------------------------------
  Brunswick                                      15,900                382,077
  Burlington Northern Santa Fe                  113,300              3,418,261
  Canadian National Railway                      60,400              2,446,200
  Canadian National Railway (Canada)             11,700                473,551
  Delta Air Lines                               148,260              6,535,301
  Norfolk Southern                              183,800              3,804,660
 +Northwest Airlines Class A                     20,300                512,575
 +Swift Transportation                           13,700                263,862

                              Equity-Income Fund 3

                                               Number           Market
Transportation & Shipping (Con't)              of Shares        Value
--------------------------------------------------------------------------------
  United Parcel Service Class B                  84,500         $    4,884,100
  Werner Enterprises                             29,100                705,675
--------------------------------------------------------------------------------
                                                                    23,426,262
Utilities - 1.6%
--------------------------------------------------------------------------------
  American Electric Power                        93,280              4,306,737
  American Water Works                           42,000              1,384,740
  FirstEnergy                                    12,700                408,432
  General Public Utilities                       18,900                664,335
  Keyspan                                        50,800              1,853,184
  NiSource                                       21,800                595,794
  Northeast Utilities                            10,600                219,950
  Scana                                          18,400                522,560
  Sempra Energy                                  15,400                421,036
  Southern                                      116,400              2,706,330
  Wisconsin Energy                               31,200                741,624
--------------------------------------------------------------------------------
                                                                    13,824,722

Total Common Stock
(Cost $741,739,120)                                                788,125,877
--------------------------------------------------------------------------------

Convertible Preferred Stock - 2.1%
--------------------------------------------------------------------------------
Cable, Media & Publishing - 1.0%
--------------------------------------------------------------------------------
Tribune
  2.00%                                          64,900              7,714,663
--------------------------------------------------------------------------------

Electronics & Electrical Equipment - 0.1%
--------------------------------------------------------------------------------
Raytheon
  8.25%                                          23,800              1,168,818
--------------------------------------------------------------------------------

Healthcare & Pharmaceuticals - 0.3%
--------------------------------------------------------------------------------
Pharmacia ACES
  6.50%                                          66,500              2,686,600
--------------------------------------------------------------------------------

Retail - 0.2%
--------------------------------------------------------------------------------
Kmart Financing
  7.75%                                          32,400              1,522,800
--------------------------------------------------------------------------------

Transportation - 0.5%
--------------------------------------------------------------------------------
Union Pacific
  6.25%                                          90,700              4,319,588
--------------------------------------------------------------------------------

Total Convertible Preferred Stock
(Cost $16,547,676)                                                  17,412,469
--------------------------------------------------------------------------------

                                               Par
Convertible Bonds - 2.5%                       Amount
--------------------------------------------------------------------------------
Cable, Media & Publishing - 0.6%
--------------------------------------------------------------------------------
Adelphia Communications
  6.00%, 2/15/06                              $ 750,000                730,313
Liberty Media
  3.75%, 2/15/30                              6,320,000              3,965,799
--------------------------------------------------------------------------------
                                                                     4,696,112
Computers & Technology - 0.5%
--------------------------------------------------------------------------------
Juniper Networks
  4.75%, 3/15/07                              2,030,000              1,461,600
Solectron
  12.3309%,5/8/20                             5,630,000              2,815,000
--------------------------------------------------------------------------------
                                                                     4,276,600
Electronics & Electrical Equipment - 1.0%
--------------------------------------------------------------------------------
Amkor Technologies
  5.00%, 3/15/07                              1,850,000              1,505,438
Lsi Logic
  4.00%, 2/15/05                                700,000                583,625
Sanmina
  6.4826%, 9/12/20                            6,050,000              2,185,562


                                               Par               Market
Electronics & Electrical Equipment (Con't)     Amount            Value
--------------------------------------------------------------------------------
  SCI Systems
    3.00%, 3/15/07                         $  5,080,000          $  4,070,350
  Vitesse Semiconductor
    4.00%, 3/15/05                              340,000               274,975
--------------------------------------------------------------------------------
                                                                    8,619,950
Industrial Machinery - 0.0%
--------------------------------------------------------------------------------
  Kulicke & Soffa
    4.75%, 12/15/06                             140,000               133,525
--------------------------------------------------------------------------------

Telecommunications - 0.4%
--------------------------------------------------------------------------------
  Charter Communications
    4.75%, 6/01/06                              720,000               768,600
  Nextel Communications
    5.25%, 1/15/10                              860,000               528,900
  NTL
    5.75%, 12/15/09                           6,780,000             2,254,350
  NTL
    6.75%, 5/15/08                              190,000               117,088
--------------------------------------------------------------------------------
                                                                    3,668,938

Total Convertible Bonds
(Cost $24,143,939)                                                 21,395,125
--------------------------------------------------------------------------------

Money Market Instruments - 1.5%
--------------------------------------------------------------------------------
Hubbell
   4.15%, 7/2/01                             12,748,000            12,746,530
--------------------------------------------------------------------------------

Total Money Market Instruments
(Cost $12,746,530)                                                 12,746,530
--------------------------------------------------------------------------------

Total Market Value of Securities - 99.7%
--------------------------------------------------------------------------------
(Cost $795,177,265)                                               839,680,001
--------------------------------------------------------------------------------

Receivables and Other Assets
Net of Liabilities - 0.3%                                           2,815,455
--------------------------------------------------------------------------------

Net Assets - 100%
(Equivalent to $16.101 per share based on
52,327,058 shares issued and outstanding)                        $842,495,456
--------------------------------------------------------------------------------

Components of Net Assets at June 30, 2001:
Common Stock, par value $0.01 per share,
100,000,000 authorized shares                                    $    523,271
Paid in capital in excess of par value
of shares issued                                                  749,019,586
Undistributed net investment income **                              6,913,175
Accumulated net realized gain on investments                       41,540,434
Net unrealized appreciation of investments
and foreign currencies                                             44,498,990
--------------------------------------------------------------------------------

Total Net Assets                                                 $842,495,456
--------------------------------------------------------------------------------

+    Non-income producing security.

** Undistributed net investment income includes net realized gain (loss) on foreign currencies. Net realized gain (loss) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

ACES - Automatic Common Exchange Security

ADR - American Depositary Receipts

See accompanying notes to financial statements.

                              Equity-Income Fund 4

Lincoln National Equity-Income Fund, Inc.

Statement of Operations
Six months ended June 30, 2001 (Unaudited)

Investment income:
  Dividends                                                                      $  7,327,607
----------------------------------------------------------------------------------------------
  Interest                                                                          1,463,567
----------------------------------------------------------------------------------------------
  Less: Foreign withholding tax                                                          (533)
----------------------------------------------------------------------------------------------
    Total investment income                                                         8,790,641
----------------------------------------------------------------------------------------------

Expenses:
  Management fees                                                                   3,088,039
----------------------------------------------------------------------------------------------
  Accounting fees                                                                     168,723
----------------------------------------------------------------------------------------------
  Professional fees                                                                    44,432
----------------------------------------------------------------------------------------------
  Printing and postage                                                                 34,942
----------------------------------------------------------------------------------------------
  Custody fees                                                                         33,410
----------------------------------------------------------------------------------------------
  Directors fees                                                                        2,100
----------------------------------------------------------------------------------------------
  Other                                                                               (35,756)
----------------------------------------------------------------------------------------------
                                                                                    3,335,890
----------------------------------------------------------------------------------------------
  Less expenses paid indirectly                                                        (2,029)
----------------------------------------------------------------------------------------------
    Total expenses                                                                  3,333,861
----------------------------------------------------------------------------------------------
Net investment income                                                               5,456,780
----------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain on:
   Investment transactions                                                         40,430,863
----------------------------------------------------------------------------------------------
   Foreign currency                                                                    97,161
----------------------------------------------------------------------------------------------
Net realized gain on investment transactions and
foreign currency                                                                   40,528,024
----------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation of:
   Investments                                                                    (80,254,541)
----------------------------------------------------------------------------------------------
   Foreign currency                                                                    (1,864)
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments
and foreign currency                                                              (80,256,405)
----------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                   (39,728,381)
----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                             $(34,271,601)
----------------------------------------------------------------------------------------------


Statements of Changes in Net Assets

                                                          Six months
                                                          ended
                                                          6/30/2001          Year ended
                                                          (Unaudited)        12/31/00
                                                          ---------------------------------
Changes from operations:
   Net investment income                                  $   5,456,780      $   7,486,566
-------------------------------------------------------------------------------------------
   Net realized gain on investment transactions
   and foreign currency                                      40,528,024         53,598,920
-------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation
   on investments and foreign currency                      (80,256,405)        17,874,226
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                   (34,271,601)        78,959,712
-------------------------------------------------------------------------------------------

Distributions to shareholders from:
   Net investment income                                             --         (6,163,998)
-------------------------------------------------------------------------------------------
   Net realized gain on investments                         (35,486,025)      (233,972,872)
-------------------------------------------------------------------------------------------
      Total distributions to shareholders                   (35,486,025)      (240,136,870)
-------------------------------------------------------------------------------------------
Net increase in net assets
resulting from capital share transactions                    46,179,317         36,492,568
-------------------------------------------------------------------------------------------
   Total decrease in net assets                             (23,578,309)      (124,684,590)
-------------------------------------------------------------------------------------------
Net Assets, beginning of period                             866,073,765        990,758,355
-------------------------------------------------------------------------------------------
Net Assets, end of period                                 $ 842,495,456      $ 866,073,765
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                              Equity-Income Fund 5

Lincoln National Equity-Income Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout the period)

                                            Six months
                                            ended
                                            2001 1,2    Year ended December 31,
                                            (Unaudited) 2000 2      1999 2      1998 2      1997        1996
                                            ----------------------------------------------------------------------
Net asset value, beginning of period          $17.443   $  22.047   $  21.715   $  20.118   $  15.780   $  13.507

Income from investment operations:
   Net investment income                        0.108       0.164       0.189       0.282       0.229       0.288
   Net realized and unrealized gain (loss)
      on investments and
      foreign currency transactions            (0.746)      1.583       1.204       2.204       4.511       2.451
                                            ----------------------------------------------------------------------
   Total from investment operations            (0.638)      1.747       1.393       2.486       4.740       2.739
                                            ----------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income             -      (0.125)     (0.171)     (0.460)          -      (0.288)
   Distributions from net realized gain
       on investment and
       foreign currency transactions           (0.704)     (6.226)     (0.890)     (0.429)     (0.402)     (0.178)
                                            ----------------------------------------------------------------------
Total dividends and distributions              (0.704)     (6.351)     (1.061)     (0.889)     (0.402)     (0.466)
                                            ----------------------------------------------------------------------
Net asset value, end of period                $16.101   $  17.443   $  22.047   $  21.715   $  20.118   $  15.780
                                            ----------------------------------------------------------------------

Total Return 3                                  (3.90%)     10.62%       6.27%      12.73%      30.67%      19.81%

Ratios and supplemental data:
   Ratio of expenses to average net assets       0.79%       0.79%       0.79%       0.79%       1.02%       1.08%
   Ratio of net investment income
       to average net assets                     1.30%       0.89%       0.86%       1.40%       1.46%       1.99%
   Portfolio Turnover                             115%        143%        191%         29%         18%         22%
   Net assets, end of period (000 omitted)   $842,495    $866,074    $990,758    $991,977    $811,070    $457,153

1    Ratios have been annualized and total return has not been annualized.

2    Per share information was based on the average shares outstanding method.

3 Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                              Equity-Income Fund 6

Lincoln National Equity-Income Fund, Inc.

Notes to Financial Statements
June 30, 2001 (Unaudited)

The Fund: Lincoln National Equity-Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln National Life Insurance Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to achieve reasonable income by investing primarily in income-producing equity securities. The Fund invests mostly in high-income stocks and some high-yielding bonds.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates. Realized gains or losses from investment transactions are reported on an identified cost basis.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2001, the custodial fees offset agreement amounted to $2,029.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

As of January 1, 2001, Lincoln Investment Management Company changed its name to Delaware Lincoln Investment Advisers. Delaware Lincoln Investment Advisers (the "Advisor") and its affiliates manage the Fund's investment portfolios and

                              Equity-Income Fund 7
maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund, 0.70% of the next $500 million. The sub-advisor, Fidelity Investments, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2001.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the period ended June 30, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized depreciation at June 30, 2001 are as follows:

       Aggregate      Aggregate      Gross          Gross           Net
       Cost of        Proceeds       Unrealized     Unrealized      Unrealized
       Purchases      From Sales     Appreciation   Depreciation    Appreciation
       -------------------------------------------------------------------------
       $489,901,494   $474,894,148   $83,842,541    $(39,339,805)   $44,502,736

4. Supplemental Financial Instrument Information

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. The Advisor is responsible for determining that the value of the collateral is at least equal to the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

5. Credit and Market Risks

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. At June 30, 2001, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under rule 144A of the Securities Act of 1933, as amended, and other securities which may be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

6. Summary of Changes From Capital Share Transactions

                                             Shares Issued Upon                                     Net  Increase (Decrease)
                     Capital                 Reinvestment of           Capital Shares               Resulting From Capital
                     Shares Sold             Dividends                 Redeemed                     Share Transactions
                     ---------------------------------------------------------------------------------------------------------
                     Shares     Amount       Shares     Amount         Shares       Amount          Shares      Amount
                     ---------------------------------------------------------------------------------------------------------
Six months ended
  June 30, 2001
  (Unaudited):       1,907,660  $32,192,756  2,077,636  $ 35,486,025   (1,310,362)  $ (21,499,464)  2,674,934   $46,179,317

Year ended
  December 31, 2000: 1,357,422   24,001,933 14,939,570   240,136,870  (11,584,262)   (227,646,235)  4,712,730    36,492,568

7. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.




                              Equity-Income Fund 8